Note 21 - Changes in Equity - Capital Stock (Details) - BRL (R$) shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance	R$ 46,651.3	R$ 50,333.7	R$ 43,644.7
Capital increase			9.1
Balance	R$ 47,982.8	R$ 46,651.3	50,333.7
Issued capital [member]
Statement Line Items [Line Items]
Balance, common shares (in shares)	15,717.6	15,717.6
Balance	R$ 57,614.1	R$ 57,614.1	57,582.4
Share issued, common shares (in shares)
Capital increase			R$ 31.7
Balance, common shares (in shares)	15,717.6	15,717.6	15,717.6
Balance	R$ 57,614.1	R$ 57,614.1	R$ 57,614.1